Share-based payment arrangements	12 Months Ended
Dec. 31, 2023
Share-based payment arrangements
Share-based compensation
20	Share-based payment arrangements

a.     Stock Incentive plans programs

Stock option program

First plan (2020 / 2021)

The Group granted the Stock option programs 1, 2, 3 and 4, through which selected executives were granted options that concede the right to exercise the stock purchase, subject to certain conditions under the “Stock Option Plan” (“SOP”) , with the option by the Company to settle in equity or cash. The settlement in equity occurs through the controlling company CI&T Cayman, with each option granting the right to acquire one class A common share issued by the Company.

Second plan (2022)

On June 9, 2022, the Board of Directors approved the second stock option plan, through which selected executives were granted options that confer the right to exercise the stock purchase, subject to certain conditions under the “Stock Option Plan”, with the option to settle in equity.

In June, 2023 the Company's management modified the exercise price of the shares granted to $4.10 referring to second plan (2022) for all subsidiaries executives in order to promote the exercise of the shares. In counterpart to modifying the exercise price and to reduce the Plan's potential dilution in relation to the Company's current shareholders, it was agreed to reduce the total number of options granted regarding to second plan (2022) in 15% (fifteen percent). The Company remeasured the fair value of the stock options granted on the date of the plan modification. For the year ended December 31, 2023, the remeasurement to fair value of the stock options granted resulted in an adjustment of R$ 3,690 in the Company’s statement of profit or loss.

Incentive stock options program

In October 2022, the Board of Directors approved the Incentive Stock Options (“ISO”) program. The ISO may be granted only to Company employees or employees of certain of the Company’s subsidiaries and must have an exercise price of no less than 100% of the fair market value (or 110% with respect to a 10% shareholder) of a Class A common share of the Company on the grant date and a term of no more than 10 years (or five years with respect to a 10% shareholder). In October 2023 the Company's management approved the change in the exercise price of the options granted from US$ 16.75 to US$ 6.30, resulting an incremental fair value of the option in the total vesting period of R$ 790.

Restricted stock units program

In October 2022, the Board of Directors approved the Restricted Stock Units (“RSU”) program. A restricted stock unit is an unfunded and unsecured obligation to issue Class A common shares of the Company (or an equivalent cash amount) to participants in the future. The RSU become payable on terms and conditions determined by the Company and will vest and be settled at such times in cash, shares, or other specified property, as determined by the Company.

Matching shares

In 2023, the Company established a matching program under the Restricted Stock Units Plan, which provides for the granting of Restricted Stock Units (“RSUs”) to selected participants who fulfill the condition acquiring CI&T’s shares and holding the acquired shares as restricted and non-negotiable shares for the respective vesting period. Under the matching program, participants have the right to receive, on each grant date, the matching shares granted in accordance with the vesting period, equivalent to 50% of the shares they acquired. The 50% of the Matching Shares shall become vested on the second anniversary of the grant date.

The summary of all shared-based payments are as follows:

Grant date	Number of instruments	Settlement	Stock incentive plan	Vesting Conditions	Contractual life of options
2020	3,940,478	Equity	SOP	Remains providing service in the Company until the expiration of the vesting periods.	6.8 years
2020	69,774	Cash	SOP	Same as above	6.76 years
2021	854,436	Equity	SOP	Remains providing service in the Company until the expiration of the vesting periods.	5.8 years
2021	12,130	Cash	SOP	Same as above	5.24 years
2022	440,434	Equity	SOP	Remains providing service in the Company until the expiration of the vesting periods.	5.3 - 5.8 years
2022	93,896	Equity	ISO	Remains providing service in the Company until the expiration of the vesting periods.	2.9 - 4.3 years
2022	1,449,277	Equity	RSU	Remains providing service in the Company until the expiration of the vesting periods.	1.0 - 3.5 years
2022	13,101	Cash	SOP	Remains providing service in the Company until the expiration of the vesting periods.	5.25 years
2023	89,432	Equity	SOP	Remains providing service in the Company until the expiration of the vesting periods.	3.5 - 4.5 years
2023	265,167	Equity	RSU	Remains providing service in the Company until the expiration of the vesting periods.	1.0 - 4.0 years
2023	6,719	Equity	Matching	Remains providing service in the Company until the expiration of the vesting period and doesn´t trade the options during this period.	2.4 years

b.     Measurement of fair values

The Group calculated the fair value on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

The Company's grants under its share-based compensation plan with employees are measured based on fair value of the Group's shares at the grant date and recognized as compensation expense on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The Company estimated the following assumptions for the calculation of the fair value of the share options:

Grant date	Stock incentive plan	Plan	Settlement	Fair value at grant date	Share price at grant date	Exercise price (weighted average)	Expected volatility (weighted average)	Expected life (weighted average)	Expected dividends	Interest Rate

2020	SOP	1st - 2nd	Equity	R$ 0.48	R$ 21.68	R$ 9.58	24.19%	6.8 years	5.05%	1.53%
2020	SOP	2nd	Cash	R$ 4.69	R$ 21.68	R$ 9.58	31.71%	3.7 years	-	1.53%
2021	SOP	3rd	Equity	R$ 1.81	R$ 21.68	R$ 19.84	27.73%	5.8 years	5.05%	2.66%
2021	SOP	4th	Cash	R$ 16.86	R$ 21.68	R$ 19.84	27.73%	4.3 years	-	2.66%
2021	SOP	4th	Equity	R$ 1.85	R$ 21.68	R$ 19.84	27.73%	5.8 years	5.05%	2.66%
2022	SOP	1st	Cash	US$ 2.10 (R$ 11.35)	US$ 9.98 (R$ 53.96)	US$ 4.10 (R$ 22.17)	27.44%	2.3 years	-	3.83%
2022	SOP	1st	Equity	US$ 0.39 - 3.63 (R$ 1.98 - 18.48)	US$ 5.57 - 17.50 (R$ 28.36 - 89.11)	US$ 4.10 (R$ 20.88)	29.91%	5.0 years	-	0.39% - 3.73%
2022	ISO	1st	Equity	US$ 0.44 - 1.14 (R$ 2.38 - 6.16)	US$ 6.30 (R$ 34.06)	US$ 6.30 (R$ 34.06)	31.71%	6.2 years	-	4.69%
2022	RSU	1st	Equity	US$ 8.29 - 9.39 (R$ 44.40 - 50.29)	US$ 8.29 - 9.39 (R$ 44.40 - 50.29)	n/a	29.86%	3.5 years	-	3.8% - 4.0%
2023	SOP	2nd	Equity	US$ 1.40 - 2.41 (R$ 7.01 - 12.06)	US$ 4.79 - 6.30 (R$ 23.98 - 31.53)	US$5.04 (R$ 25.23)	33.08%	4.3 years	-	3.61% - 4.69%
2023	RSU	2nd	Equity	US$ 5.57 - 6.30 (R$ 27.73 - 31.36)	US$ 5.57 - 6.30 (R$ 27.73 - 31.36)	n/a	33.63%	4.4 years	-	3.7% - 4.7%
2023	Matching	1st	Equity	US$5.04 (R$ 24.96)	US$5.04 (R$ 24.96)	n/a	32.22%	2.0 years	-	4.18%

The liabilities arising from the Cash-settled stock options were R$ 949 as of December 31, 2023 (R$ 915 as of December 31, 2022).

F-47
Table of Contents

CI&T Inc.
Consolidated financial statements
December 31, 2023

Reconciliation of outstanding share options and RSUs:

	SOP		SOP		ISO		RSU		Matching
	Equity-settled		Cash-settled		Equity-settled		Equity-settled		Equity-settled
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options
Outstanding at January 1	4,158,492	4,696,654	92,322	81,904	83,522	-	1,446,312	-	-	-
Forfeited during the year	(14,523)	-	-	-	-	-	-	-	-	-
Exercised during the year	(93,018)	(1,049,135)	-	(2,683)	-	-	(504,685)	-	-	-
Modification during the year (a)	(75,219)	-	-	-	-	-	-	-	-	-
Granted during the year	94,112	510,973	-	13,101	10,374	83,522	268,132	1,446,312	6,719	-
Outstanding at December 31	4,069,844	4,158,492	92,322	92,322	93,896	83,522	1,209,759	1,446,312	6,719	-
Exercisable at December 31	1,585,656	2,011,471	44,570	32,344	18,779	-	-	-	-	-

(a)	The modification of the plan is explained in the first part of this explanatory note.

c. Expenses recognized in profit or loss

For the details of the related employee benefit expenses see note 23.